BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	December 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.3%
COMMUNICATION SERVICES - 2.8%
Media - 2.8%
Comcast Corp., Class A Shares	155,000	$7,801,150
Fox Corp., Class A Shares	14,600	538,740
Interpublic Group of Cos. Inc.	9,900	370,755
Omnicom Group Inc.	9,200	674,084

TOTAL COMMUNICATION SERVICES		9,384,729

CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.2%
BorgWarner Inc.	3,600	162,252
Lear Corp.	2,000	365,900

Total Auto Components		528,152

Automobiles - 1.9%
Ford Motor Co.	169,800	3,526,746
General Motors Co.	48,300	2,831,829	*

Total Automobiles		6,358,575

Distributors - 0.5%
Genuine Parts Co.	6,200	869,240
LKQ Corp.	13,200	792,396

Total Distributors		1,661,636

Diversified Consumer Services - 0.2%
Service Corp. International	7,600	539,524

Household Durables - 1.9%
DR Horton Inc.	15,800	1,713,510
Lennar Corp., Class A Shares	11,800	1,370,688
Mohawk Industries Inc.	3,100	564,758	*
NVR Inc.	110	649,976	*
PulteGroup Inc.	11,600	663,056
Tempur Sealy International Inc.	6,700	315,101
Toll Brothers Inc.	3,800	275,082
Whirlpool Corp.	2,700	633,582

Total Household Durables		6,185,753

Internet & Direct Marketing Retail - 0.6%
eBay Inc.	29,900	1,988,350

Leisure Products - 0.1%
Brunswick Corp.	3,300	332,409

Multiline Retail - 1.5%
Target Corp.	21,800	5,045,392

See Notes to Schedule of Investments.

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2021 Quarterly Report	1

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Specialty Retail - 4.5%
Advance Auto Parts Inc.	2,900	$695,652
AutoNation Inc.	3,800	444,030	*
AutoZone Inc.	800	1,677,112	*
CarMax Inc.	5,400	703,242	*
Dick’s Sporting Goods Inc.	2,000	229,980
Lowe’s Cos. Inc.	31,700	8,193,816
O’Reilly Automotive Inc.	3,100	2,189,313	*
Penske Automotive Group Inc.	2,700	289,494
Williams-Sonoma Inc.	2,600	439,738

Total Specialty Retail		14,862,377

Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd.	4,800	311,568	*
PVH Corp.	2,100	223,965
Skechers U.S.A. Inc., Class A Shares	3,900	169,260	*
Tapestry Inc.	4,300	174,580

Total Textiles, Apparel & Luxury Goods		879,373

TOTAL CONSUMER DISCRETIONARY		38,381,541

CONSUMER STAPLES - 6.2%
Beverages - 0.1%
Molson Coors Beverage Co., Class B Shares	3,000	139,050

Food & Staples Retailing - 0.9%
BJ’s Wholesale Club Holdings Inc.	4,600	308,062	*
Kroger Co.	24,900	1,126,974
Walgreens Boots Alliance Inc.	29,200	1,523,072

Total Food & Staples Retailing		2,958,108

Food Products - 2.6%
Archer-Daniels-Midland Co.	24,100	1,628,919
Bunge Ltd.	6,000	560,160
Darling Ingredients Inc.	2,400	166,296	*
General Mills Inc.	20,300	1,367,814
JM Smucker Co.	3,700	502,534
Kellogg Co.	10,800	695,736
Kraft Heinz Co.	41,200	1,479,080
Mondelez International Inc., Class A Shares	21,400	1,419,034
Tyson Foods Inc., Class A Shares	10,000	871,600

Total Food Products		8,691,173

Household Products - 0.2%
Kimberly-Clark Corp.	5,200	743,184

See Notes to Schedule of Investments.

2	BrandywineGLOBAL – Diversified US Large Cap Value Fund 2021 Quarterly Report

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Tobacco - 2.4%
Altria Group Inc.	61,900	$2,933,441
Philip Morris International Inc.	52,600	4,997,000

Total Tobacco		7,930,441

TOTAL CONSUMER STAPLES		20,461,956

ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
APA Corp.	11,500	309,235
EOG Resources Inc.	25,300	2,247,399
Exxon Mobil Corp.	143,100	8,756,289
Kinder Morgan Inc.	76,300	1,210,118
Marathon Oil Corp.	24,600	403,932
ONEOK Inc.	14,100	828,516
Ovintiv Inc.	8,300	279,710
Valero Energy Corp.	13,800	1,036,518
Williams Cos. Inc.	52,700	1,372,308

TOTAL ENERGY		16,444,025

FINANCIALS - 26.2%
Banks - 12.9%
Bank of America Corp.	295,000	13,124,550
Citizens Financial Group Inc.	14,400	680,400
Comerica Inc.	4,800	417,600
Commerce Bancshares Inc.	3,990	274,273
Cullen/Frost Bankers Inc.	1,800	226,926
East-West Bancorp Inc.	4,800	377,664
Fifth Third Bancorp	24,000	1,045,200
First Horizon Corp.	18,100	295,573
JPMorgan Chase & Co.	93,600	14,821,560
KeyCorp	32,900	760,977
M&T Bank Corp.	4,200	645,036
PNC Financial Services Group Inc.	14,300	2,867,436
Regions Financial Corp.	32,500	708,500
Truist Financial Corp.	45,400	2,658,170
US Bancorp	50,700	2,847,819
Western Alliance Bancorp	3,300	355,245
Zions Bancorp NA	5,600	353,696

Total Banks		42,460,625

Capital Markets - 3.4%
Ameriprise Financial Inc.	3,700	1,116,142
Bank of New York Mellon Corp.	29,900	1,736,592
Goldman Sachs Group Inc.	11,400	4,361,070

See Notes to Schedule of Investments.

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2021 Quarterly Report	3

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Invesco Ltd.	15,400	$354,508
Jefferies Financial Group Inc.	9,100	353,080
Northern Trust Corp.	7,000	837,270
Raymond James Financial Inc.	7,000	702,800
SEI Investments Co.	4,900	298,606
T. Rowe Price Group Inc.	7,700	1,514,128

Total Capital Markets		11,274,196

Consumer Finance - 2.9%
Ally Financial Inc.	12,600	599,886
American Express Co.	25,900	4,237,240
Capital One Financial Corp.	15,400	2,234,386
Credit Acceptance Corp.	500	343,840	*
Discover Financial Services	9,800	1,132,488
OneMain Holdings Inc.	3,900	195,156
Synchrony Financial	19,700	913,883

Total Consumer Finance		9,656,879

Diversified Financial Services - 0.3%
Equitable Holdings Inc.	14,900	488,571
Voya Financial Inc.	4,400	291,764

Total Diversified Financial Services		780,335

Insurance - 6.7%
Aflac Inc.	23,700	1,383,843
Alleghany Corp.	480	320,443	*
Allstate Corp.	10,200	1,200,030
American Financial Group Inc.	3,000	411,960
Arch Capital Group Ltd.	13,600	604,520	*
Assurant Inc.	2,000	311,720
Chubb Ltd.	15,200	2,938,312
Cincinnati Financial Corp.	5,400	615,222
Everest Re Group Ltd.	1,600	438,272
Fidelity National Financial Inc.	9,500	495,710
First American Financial Corp.	3,700	289,451
Globe Life Inc.	3,200	299,904
Hartford Financial Services Group Inc.	12,000	828,480
Lincoln National Corp.	6,500	443,690
Loews Corp.	9,000	519,840
Markel Corp.	400	493,600	*
MetLife Inc.	30,300	1,893,447
Old Republic International Corp.	6,800	167,144
Principal Financial Group Inc.	9,300	672,669

See Notes to Schedule of Investments.

4	BrandywineGLOBAL – Diversified US Large Cap Value Fund 2021 Quarterly Report

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Insurance - (continued)
Progressive Corp.	19,800	$2,032,470
Prudential Financial Inc.	13,400	1,450,416
RenaissanceRe Holdings Ltd.	1,500	253,995
Travelers Cos. Inc.	15,700	2,455,951
Willis Towers Watson PLC	4,400	1,044,956
WR Berkley Corp.	6,100	502,579

Total Insurance		22,068,624

TOTAL FINANCIALS		86,240,659

HEALTH CARE - 18.1%
Biotechnology - 4.2%
AbbVie Inc.	55,900	7,568,860
Biogen Inc.	4,400	1,055,648	*
Gilead Sciences Inc.	39,700	2,882,617
Regeneron Pharmaceuticals Inc.	3,500	2,210,320	*

Total Biotechnology		13,717,445

Health Care Equipment & Supplies - 0.2%
Hologic Inc.	7,900	604,824	*

Health Care Providers & Services - 7.2%
AmerisourceBergen Corp.	9,000	1,196,010
Anthem Inc.	10,700	4,959,878
Centene Corp.	18,400	1,516,160	*
Cigna Corp.	11,700	2,686,671
CVS Health Corp.	42,300	4,363,668
DaVita Inc.	4,800	546,048	*
HCA Healthcare Inc.	14,600	3,751,032
Henry Schein Inc.	4,700	364,391	*
Laboratory Corp. of America Holdings	4,200	1,319,682	*
McKesson Corp.	6,900	1,715,133
Quest Diagnostics Inc.	5,900	1,020,759
Universal Health Services Inc., Class B Shares	3,400	440,844

Total Health Care Providers & Services		23,880,276

Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories Inc., Class A Shares	1,000	755,570	*

Pharmaceuticals - 6.3%
Johnson & Johnson	83,200	14,233,024
Merck & Co. Inc.	85,000	6,514,400

Total Pharmaceuticals		20,747,424

TOTAL HEALTH CARE		59,705,539

See Notes to Schedule of Investments.

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2021 Quarterly Report	5

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
INDUSTRIALS - 10.1%
Aerospace & Defense - 3.1%
General Dynamics Corp.	12,500	$2,605,875
Huntington Ingalls Industries Inc.	1,400	261,436
L3Harris Technologies Inc.	6,700	1,428,708
Lockheed Martin Corp.	8,700	3,092,067
Northrop Grumman Corp.	5,400	2,090,178
Textron Inc.	9,900	764,280

Total Aerospace & Defense		10,242,544

Air Freight & Logistics - 1.9%
CH Robinson Worldwide Inc.	4,100	441,283
Expeditors International of Washington Inc.	5,400	725,166
United Parcel Service Inc., Class B Shares	23,100	4,951,254

Total Air Freight & Logistics		6,117,703

Building Products - 0.6%
Fortune Brands Home & Security Inc.	6,000	641,400
Masco Corp.	11,200	786,464
Owens Corning	4,800	434,400

Total Building Products		1,862,264

Construction & Engineering - 0.2%
Quanta Services Inc.	4,700	538,902

Electrical Equipment - 0.1%
Sensata Technologies Holding PLC	4,700	289,943	*

Industrial Conglomerates - 1.3%
3M Co.	25,000	4,440,750

Machinery - 2.3%
Deere & Co.	10,300	3,531,767
Dover Corp.	6,200	1,125,920
Oshkosh Corp.	1,800	202,878
Parker-Hannifin Corp.	4,300	1,367,916
Snap-on Inc.	2,300	495,374
Westinghouse Air Brake Technologies Corp.	8,300	764,513

Total Machinery		7,488,368

Professional Services - 0.1%
Booz Allen Hamilton Holding Corp.	4,200	356,118

Road & Rail - 0.3%
AMERCO	900	653,607
Knight-Swift Transportation Holdings Inc.	5,500	335,170

Total Road & Rail		988,777

See Notes to Schedule of Investments.

6	BrandywineGLOBAL – Diversified US Large Cap Value Fund 2021 Quarterly Report

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 0.2%
United Rentals Inc.	2,500	$830,725	*

TOTAL INDUSTRIALS		33,156,094

INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 2.7%
Cisco Systems Inc.	141,500	8,966,855

Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics Inc.	3,300	443,091	*
Jabil Inc.	6,500	457,275

Total Electronic Equipment, Instruments & Components		900,366

IT Services - 1.3%
Genpact Ltd.	8,300	440,564
International Business Machines Corp.	28,400	3,795,944

Total IT Services		4,236,508

Semiconductors & Semiconductor Equipment - 0.1%
First Solar Inc.	3,600	313,776	*

Software - 3.5%
NortonLifeLock Inc.	17,500	454,650
Oracle Corp.	128,100	11,171,601

Total Software		11,626,251

Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	56,000	883,120
HP Inc.	55,900	2,105,753

Total Technology Hardware, Storage & Peripherals		2,988,873

TOTAL INFORMATION TECHNOLOGY		29,032,629

MATERIALS - 3.5%
Chemicals - 1.2%
Celanese Corp.	5,200	873,912
DuPont de Nemours Inc.	16,400	1,324,792
Eastman Chemical Co.	5,800	701,278
FMC Corp.	4,000	439,560
Mosaic Co.	16,400	644,356

Total Chemicals		3,983,898

Containers & Packaging - 1.1%
Amcor PLC	67,800	814,278
Berry Global Group Inc.	3,800	280,364	*
Crown Holdings Inc.	5,800	641,596
International Paper Co.	17,000	798,660
Packaging Corp. of America	4,200	571,830
Sealed Air Corp.	6,700	452,049

Total Containers & Packaging		3,558,777

See Notes to Schedule of Investments.

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2021 Quarterly Report	7

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	SHARES	VALUE
Metals & Mining - 1.2%
Newmont Corp.	25,200	$1,562,904
Nucor Corp.	13,100	1,495,365
Reliance Steel & Aluminum Co.	2,800	454,216
Steel Dynamics Inc.	9,200	571,044

Total Metals & Mining		4,083,529

TOTAL MATERIALS		11,626,204

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
CBRE Group Inc., Class A Shares	5,200	564,252	*
Jones Lang LaSalle Inc.	2,100	565,614	*

TOTAL REAL ESTATE		1,129,866

UTILITIES - 4.6%
Electric Utilities - 3.2%
Alliant Energy Corp.	8,400	516,348
Edison International	12,000	819,000
Entergy Corp.	6,700	754,755
Evergy Inc.	7,700	528,297
Eversource Energy	10,900	991,682
Exelon Corp.	42,200	2,437,472
FirstEnergy Corp.	18,300	761,097
NRG Energy Inc.	7,700	331,716
PPL Corp.	23,700	712,422
Southern Co.	35,800	2,455,164

Total Electric Utilities		10,307,953

Gas Utilities - 0.1%
UGI Corp.	9,000	413,190

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	15,300	348,381

Multi-Utilities - 1.1%
Dominion Energy Inc.	27,000	2,121,120
Public Service Enterprise Group Inc.	22,800	1,521,444

Total Multi-Utilities		3,642,564

Water Utilities - 0.1%
Essential Utilities Inc.	7,200	386,568

TOTAL UTILITIES		15,098,656

TOTAL COMMON STOCKS (Cost - $233,960,787)		320,661,898

INVESTMENTS IN UNDERLYING FUNDS - 1.8%
iShares Trust, iShares Russell 1000 Value ETF
(Cost - $5,650,168)	35,136	5,900,388

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $239,610,955)		326,562,286

See Notes to Schedule of Investments.

8	BrandywineGLOBAL – Diversified US Large Cap Value Fund 2021 Quarterly Report

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.6%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $1,906,760)	0.010%	1,906,760	$1,906,760	(a)

TOTAL INVESTMENTS - 99.7% (Cost - $241,517,715)			328,469,046
Other Assets in Excess of Liabilities - 0.3%			997,917

TOTAL NET ASSETS - 100.0%			$329,466,963

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2021, the total market value of investments in Affiliated Companies was $1,906,760 and the cost was $1,906,760 (Note 2).

Abbreviation(s) used in this schedule:

ETF	— Exchange Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2021 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL – Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

10

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

11

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$320,661,898	—	—	$320,661,898
Investments in Underlying Funds	5,900,388	—	—	5,900,388

Total Long-Term Investments	326,562,286	—	—	326,562,286

Short-Term Investments†	1,906,760	—	—	1,906,760

Total Investments	$328,469,046	—	—	$328,469,046

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2021. The following transactions were effected in such company for the period ended December 31, 2021.

	Affiliate Value at September 30, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,071,684	$16,330,553	16,330,553	$15,495,477	15,495,477

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$50	—	$1,906,760

12